Right-of-use assets and lease debt - Schedule of detailed information about right-of-use assets and lease liabilities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	$ 101,976,844		$ 118,003,223
As of January 1	101,976,844		118,003,223		$ 120,078,302
Additions and release	4,680,419		7,569,964		8,015,051
Business Combinations					9,668,507
Modifications	12,968,719		6,572,362		9,492,280
Depreciation	(26,551,232)		(28,371,085)		(23,593,566)
Translation adjustment	(2,702,357)		(1,797,620)		(5,657,351)
Balance at December 31	90,372,393	$ 4,391	101,976,844		118,003,223
Interest expense	7,301,216		9,134,288		7,940,240
Payments	(30,544,750)	$ (1,484)	(29,623,565)	[1]	(26,765,075)	[1]
Balance at December 31	98,654,225
Towers and sites [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	85,218,875		96,102,449		94,252,098
Additions and release	3,145,941		5,745,869		6,364,508
Business Combinations					9,668,507
Modifications	10,945,985		8,559,335		7,474,469
Depreciation	(20,699,207)		(22,064,413)		(17,286,497)
Translation adjustment	(2,054,566)		(3,124,365)		(4,370,636)
Balance at December 31	76,557,028		85,218,875		96,102,449
Property [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	12,205,435		17,439,370		21,075,884
Additions and release	482,456		309,576		921,542
Modifications	1,024,573		(3,035,831)		1,288,974
Depreciation	(3,221,499)		(3,440,428)		(4,941,222)
Translation adjustment	(554,260)		932,748		(905,808)
Balance at December 31	9,936,705		12,205,435		17,439,370
Office equipment [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	4,552,534		4,461,404		4,750,320
Additions and release	1,052,022		1,514,519		729,001
Modifications	998,161		1,048,858		728,837
Depreciation	(2,630,526)		(2,866,244)		(1,365,847)
Translation adjustment	(93,531)		393,997		(380,907)
Balance at December 31	3,878,660		4,552,534		4,461,404
Liability related to right-of-use of assets [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	109,327,241		120,596,733		119,387,660
Additions and release	3,060,042		4,833,959		7,437,621
Business Combinations					10,810,111
Modifications	12,535,394		7,769,326		8,363,045
Interest expense	7,301,216		9,134,288		7,940,240
Payments	(30,544,750)		(29,623,565)		(26,765,075)
Translation adjustment	(3,024,918)		(3,383,500)		(6,576,869)
Balance at December 31	$ 98,654,225		$ 109,327,241		$ 120,596,733

[1]	Restated for discontinued operations.